Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted	The Company has not adopted a formal insider trading policy, but ensures compliance with SEC Rule 10b-5.